SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
State and local income taxes				(0.50%)
Change in valuation allowance for NOL carry-forwards	(21.00%)	(21.00%)	(21.00%)	(6.70%)
Stock warrant transactions and other items		(2.50%)		1.30%
Effective income tax rate	0.80%	(2.50%)		15.10%
Permanent differences	0.80%
Effective income tax rate	0.80%	(2.50%)		15.10%